Short-Term Debt (Details) - USD ($)		6 Months Ended
	Oct. 09, 2024	Dec. 31, 2024	Jun. 26, 2024	Apr. 16, 2024
WSGR Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate principal amount				$ 542,753
Interest rate				5.50%
Interest payable		$ 566,656
Outstanding amount		23,903
SOL Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate principal amount	$ 200,000
Interest rate	12.00%
Interest payable		230,712
Outstanding amount		$ 5,712
Maturity date	Dec. 08, 2024
Senior Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate principal amount			$ 1,150,000
Interest rate			10.00%